Financial Instruments and Risk Management	12 Months Ended
Jun. 30, 2025
Financial instruments and risk management [Abstract]
Financial Instruments and Risk Management
23.	Financial Instruments and Risk Management

The Group is exposed to market, liquidity and credit risk through its financial instruments. The main purpose of these financial instruments is to fund the principal activities of the Group.

The Board has overall responsibility for the establishment and oversight of the Group’s risk management framework. The Board meets on a regular basis to analyse exposure and evaluate risk management strategies in the context of the most recent economic conditions and forecasts.

The Board has established the Audit and Risk Committee to assist the Board in monitoring and reviewing any matters of significance affecting financial reporting and compliance, including sustainability objectives, environmental and community obligations, ethical standards, codes of conduct and compliance procedures. The Audit and Risk Committee reports regularly to the Board on its activities.

The Group’s risk management policies are established to identify and analyse the risks faced by the Group, to set appropriate risk limits and controls and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Group’s activities. The Group, through its training and management standards and procedures, aims to maintain a disciplined and constructive control environment in which all employees understand their roles and obligations.

Management is responsible for developing and monitoring the Group’s risk management policies. The Audit and Risk Committee oversees how management monitors compliance with the Group’s risk management policies and procedures and reviews the adequacy of the risk management framework in relation to the risks faced by the Group.

Recognition and measurement

Initial recognition and measurement

Financial assets and financial liabilities are recognised when the Group becomes a party to the contractual provisions to the instrument. For financial assets, this is the date that the Group commits itself to either the purchase or sale of the asset (i.e. trade date accounting is adopted).

Financial instruments are initially measured at fair value plus transaction costs, except where the instrument is classified at fair value through profit or loss, in which case transaction costs are expensed to profit or loss immediately.

Subsequent measurement

(i)	Subsequent measurement of financial assets

Financial assets are subsequently measured at amortised cost. Measurement is based on two primary criteria:

•	the contractual cash flow characteristics of the financial asset; and
•	the business model for managing the financial assets.

A financial asset that meets the following conditions is subsequently measured at amortised cost:

•	the financial asset is managed solely to collect contractual cash flows; and
•	the contractual terms within the financial asset give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding on specified dates.

(ii)	Subsequent measurement of financial liabilities

Financial liabilities are subsequently measured at amortised cost using the effective interest method. The effective interest method is a method of calculating the amortised cost of a debt instrument and allocating interest expense in profit or loss over the relevant period. The effective interest rate is the internal rate of return of the financial asset or liability. That is, the rate that exactly discounts the estimated future cash flows through the expected life of the instrument to the net carrying value at initial recognition.

Impairment
The Group recognises a loss allowance for expected credit losses, using the simplified approach under IFRS 9 Financial Instruments, which requires the recognition of lifetime expected credit loss at all times.

Derecognition

Derecognition refers to the removal of a previously recognised financial asset or financial liability from the Consolidated Statement of Financial Position.

(i)	Derecognition of financial assets

A financial asset is derecognised when the holder's contractual rights to its cash flows expire, or the asset is transferred in such a way that all the risks and rewards of ownership are substantially transferred.

All of the following criteria need to be satisfied for derecognition of a financial asset:

•	the right to receive cash flows from the asset has expired or been transferred;
•	all risk and rewards of ownership of the asset have been substantially transferred; and
•	the Group no longer controls the asset (i.e. the Group has no practical ability to make a unilateral decision to sell the asset to a third party).

On derecognition of a financial asset measured at amortised cost, the difference between the asset's carrying value and the sum of the consideration received and receivable is recognised in profit or loss.

(ii)	Derecognition of financial liabilities

A liability is derecognised when it is extinguished (i.e. when the obligation in the contract is discharged, cancelled or expires). An exchange of an existing financial liability for a new one with substantially modified terms, or a substantial modification to the terms of a financial liability is treated as an extinguishment of the existing liability and recognition of a new financial liability.

The difference between the carrying value of the financial liability derecognised and the consideration paid and payable, including any non-cash assets transferred or liabilities assumed, is recognised in profit or loss.

(a)	Market risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises interest rate risk, foreign currency risk, commodity price risk, provisionally priced commodity sales and other price risk, such as equity price risk. The objective of market risk management is to manage market risk exposures to protect profitability and return on assets.

(i)	Interest rate risk

The Group is exposed to interest rate risk on its cash and cash equivalents, other assets and interest bearing liabilities from the possibility that changes in interest rates will affect future cash flows or the fair value of financial instruments.

The Group’s net exposure to interest rate risk at the reporting date is as follows:

	2025 $’000	2024 $’000
Financial assets
Cash and cash equivalents	72,290	90,624
Other assets	16,340	18,530
Financial liabilities
Interest bearing liabilities	(44,955)	–
Net exposure	43,675	109,154

Sensitivity analysis

The following table demonstrates the sensitivity to a 100 basis point change in interest rates, with all other variables remaining constant:

	Effect on profit after tax 2025 $’000	Effect on profit after tax 2024 $’000
+100 basis point change in interest rates	306	764
-100 basis point change in interest rates	(306)	(764)

(ii)	Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Group operates internationally and is exposed to foreign currency risk arising from currency movements, primarily in respect of transactions and instruments in Canadian and United States (US) dollars. No derivative financial instruments are employed to mitigate the exposed risks.

The Group's net exposure to foreign currency risk (in Australian dollars) at the reporting date is as follows:

	Canadian dollar risk exposure 2025 $’000	Canadian dollar risk exposure 2024 $’000	US dollar risk exposure 2025 $’000	US dollar risk exposure 2024 $’000
Financial assets
Cash and cash equivalents	1	22,637	21,703	6,290
Trade and other receivables	–	155	29,012	6,209
Other assets	–	–	3,880	5,940
Financial liabilities
Trade and other payables	(2)	–	(9,305)	(6,464)
Interest bearing liabilities	–	–	(47,115)	(4,546)
Other liabilities	–	–	(7,608)	(12,007)
Net exposure	(1)	22,792	(9,433)	(4,578)

Sensitivity analysis

Based on the Group’s net financial assets and liabilities as at 30 June, a weakening of the Australian dollar against these currencies as illustrated in the table below, with all other variables held constant, would have the following effect on the Group’s profit or loss after tax:

	Effect on profit after tax 2025 $’000	Effect on profit after tax 2024 $’000
5 per cent movement in Canadian dollar	–	(798)
5 per cent movement in United States dollar	330	160

(iii)	Commodity price risk

Contracts for the sale and physical delivery of commodities are executed whenever possible on a pricing basis intended to achieve a relevant index target. Where pricing terms deviate from the index, the Group may choose to use derivative commodity contracts to realise the index price.

Contracts for the physical delivery of commodities are not typically financial instruments and are not recognised in the Consolidated Statement of Financial Position.

(iv)	Provisionally priced commodity sales and purchases contracts

Provisionally priced sales are those for which price finalisation, referenced to the relevant index and product grade, is outstanding at the reporting date. Provisional pricing mechanisms embedded within these sales have the character of a commodity derivative and are carried at fair value through profit or loss as part of trade receivables or trade creditors. Fair value movements on provisionally priced sale contracts are disclosed as other revenue in the Group’s results. At 30 June 2025, the Group’s exposure to the impact of movements in commodity prices on provisionally invoiced sales related to spodumene concentrate.

As at 30 June 2025, the Group had sold two shipments of spodumene concentrate totalling 46,872 dry metric tonnes (dmt) that were provisionally priced (2024: 27,400 dmt). The final price of these sales will be determined between July 2025 and October 2025. A 10 per cent change in the realised price of the commodity, with all other factors held constant, would increase or decrease profit or loss after tax by $4.6 million (2024: $2.5 million).

(b)	Liquidity risk

Liquidity risk is the risk that the Group may not be able to settle or meet its obligations as they fall due. This risk is managed by ensuring, to the extent possible, that there is sufficient liquidity in place, without incurring unacceptable losses or risking damage to the Group's reputation.

The entities in the Group are funded by a combination of cash generated by the Group’s operations, long-term funding and intercompany loans provided by the Group. Long-term funding is primarily through equity sources.

Financial asset and financial liability maturity analysis

The following table shows an undiscounted contractual maturity analysis for financial assets and financial liabilities and reflects management's expectations with respect to realisation of financial assets and financial liabilities and timing of termination:

Year ended 30 June 2025	Weighted average interest rate %	1 year or less $’000	1 to 5 years $’000	More than 5 years $’000	Total $’000
Financial assets
Cash and cash equivalents	3.49%	72,290	–	–	72,290
Trade and other receivables		23,451	–	–	23,451
Other financial assets		–	–	1,007	1,007
Other assets	2.14%	5,389	670	10,281	16,340
Total financial assets		101,130	670	11,288	113,088
Financial liabilities
Trade and other payables		49,608	–	–	49,608
Interest bearing liabilities	16.00%	15,243	14,675	–	29,918
Lease liabilities	9.63%	2,697	90	–	2,787
Total financial liabilities		67,548	14,765	–	82,313
Net financial instruments		33,582	(14,095)	11,288	30,775

Year ended 30 June 2024
Financial assets
Cash and cash equivalents	4.34%	90,624	–	–	90,624
Trade and other receivables		11,877	–	–	11,877
Other financial assets		–	–	740	740
Other assets	2.50%	18,530	–	–	18,530
Total financial assets		121,031	–	740	121,771
Financial liabilities
Trade and other payables		60,876	–	–	60,876
Interest bearing liabilities	5.00%	12,672	12,533	–	25,205
Lease liabilities	9.69%	3,200	2,738	–	5,938
Other liabilities		–	–	4,540	4,540
Total financial liabilities		76,748	15,271	4,540	96,559
Net financial instruments		44,283	(15,271)	(3,800)	25,212

(c)	Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Group. Credit risk arises from exposures to deposits with financial institutions, trade and other receivables and deposits. Management monitors credit risk by actively assessing the rating quality and liquidity of counterparties.

The Group’s exposure to credit risk is concentrated, as sales are made to a limited number of customers. Accordingly, exposure to credit risk is influenced mainly by the individual characteristics of each customer. Mitigation methods are defined and implemented for counterparties to protect revenues, with a significant amount of the Group’s sales of physical commodities occurring via secured payment terms including prepayments and letters of credit.

The Group's maximum exposure to credit risk at reporting date is $100.0 million (2024: $108.3 million), which includes $72.5 million (2024: $90.8 million) in cash and cash equivalents and other long-term fixed deposits held with major financial institutions with strong credit ratings.

Expected credit losses

Impairment allowances are based on a forward-looking expected credit loss model. For trade receivables, the Group uses the simplified approach and recognises impairments based on the lifetime expected credit loss. For other receivables, the Group applies the general approach and recognises impairments based on a twelve-month expected credit loss.

Individual customers are assigned an external credit rating, and an expected credit loss rate is calculated accordingly, which takes into account actual credit loss experience.

(d)	Fair values

The Group measures some of its assets and liabilities at fair value on either a recurring or non-recurring basis after initial recognition, depending on the requirements of the applicable Accounting Standard.

Fair value is the price the Group would receive to sell an asset or would pay to transfer a liability in an orderly (i.e. unforced) transaction between independent, knowledgeable and willing market participants at the measurement date.

The fair value of cash and cash equivalents and non-interest bearing financial assets and liabilities reasonably approximate their carrying values.

The aggregate fair values and carrying values of financial assets and liabilities are disclosed in the Consolidated Statement of Financial Position. Fair values are materially in line with carrying values.

Fair value measurement

The carrying value of financial assets and liabilities measured at fair value is principally calculated based on inputs other than quoted prices that are observable for these financial assets or liabilities, either directly (i.e. as unquoted prices) or indirectly (i.e. derived from prices). Where no price information is available from a quoted market source, alternative market mechanisms or recent comparable transactions, fair value is estimated based on the Group’s views on relevant future prices, net of valuation allowances to accommodate liquidity, modelling and other risks implicit in such estimates.

The Group applies the following hierarchy for financial assets and liabilities carried at fair value:

Fair value hierarchy	Valuation inputs
Level 1	Based on unadjusted quoted prices in active markets for identical financial assets and liabilities.
Level 2
Based on inputs other than quoted prices included within Level 1 that are observable for the financial asset or liability, either directly (i.e. as unquoted prices) or indirectly (i.e. derived from prices).

Level 3	Based on inputs not observable in the market using appropriate valuation models, including discounted cash flow modelling.

The following table shows the fair value of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information of financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

At 30 June 2025	Level 1 $’000	Level 2 $’000	Level 3 $’000	Total $’000
Other financial assets designated at FVOCI	1,007	–	–	1,007
Trade and other receivables	–	157	–	157
Total	1,007	157	–	1,164

At 30 June 2024
Other financial assets designated at FVOCI	740	–	–	740
Trade and other payables	–	(6,505)	–	(6,505)
Total	740	(6,505)	–	(5,765)

The following table shows the valuation techniques used in measuring Level 2 fair values for financial instruments in the Consolidated Statement of Financial Position, as well as the significant unobservable inputs used:

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
Other receivables – provisional pricing adjustments	Market-based pricing	Market-based pricing indices	The estimated fair value would decrease (increase) if the market-based pricing were lower (higher).
Other payables – provisional pricing adjustments	Market-based pricing	Market-based pricing indices	The estimated fair value would increase (decrease) if the market-based pricing were lower (higher).

For financial instruments carried at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the fair value hierarchy by reassessing categorisation at the end of each reporting period. There were no transfers between levels of the hierarchy during the year.

(e)	Changes in liabilities from financing activities

The movement in the Group’s liabilities from financing activities during the year is as follows:

Year ended 30 June 2025	Interest bearing liabilities $’000	Preference shares $’000	Lease liabilities $’000	Total $’000
At the beginning of the financial year	–	25,205	5,415	30,620
Cash movements	558	–	(3,226)	(2,668)
Other non-cash movements	24	4,145	475	4,644
At the end of the financial year	582	29,350	2,664	32,596

Year ended 30 June 2024
At the beginning of the financial year	112	24,849	6,253	31,214
Cash movements	(112)	–	(3,280)	(3,392)
Other non-cash movements	–	356	2,442	2,798
At the end of the financial year	–	25,205	5,415	30,620

Year ended 30 June 2023
At the beginning of the financial year	–	23,462	10	23,472
Cash movements	110	–	(776)	(666)
Other non-cash movements	2	1,387	7,019	8,408
At the end of the financial year	112	24,849	6,253	31,214